Finance Lease Right-of-Use Assets, Net (Details)	Jun. 30, 2024
Finance Lease Right-of-Use Assets, Net (Details) [Line Items]
Amortization period	10 years
Discount rate	4.90%
Finance Leases Portfolio Segment [Member]
Finance Lease Right-of-Use Assets, Net (Details) [Line Items]
Amortization period	10 years